Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Results of operations from producing activities	¥ 145,547	¥ 38,049	¥ 120,595
Mainland China [member]
Revenue
Results of operations from producing activities	137,382	29,134	106,345
Other countries [member]
Revenue
Results of operations from producing activities	8,165	8,915	14,250
Consolidated entities [member]
Revenue
Sales to third parties	123,349	63,517	94,612
Inter-segment sales	413,760	319,031	394,924
Revenue	537,109	382,548	489,536
Production costs excluding taxes	(139,093)	(133,759)	(138,911)
Exploration expenses	(24,248)	(19,333)	(20,775)
Depreciation, depletion and amortization	(157,714)	(149,960)	(140,440)
Taxes other than income taxes	(34,421)	(21,555)	(30,729)
Accretion expense	(4,696)	(5,107)	(5,525)
Income taxes	(33,294)	(14,709)	(35,814)
Results of operations from producing activities	143,643	38,125	117,342
Consolidated entities [member] | Mainland China [member]
Revenue
Sales to third parties	82,654	32,662	44,001
Inter-segment sales	388,611	306,623	379,968
Revenue	471,265	339,285	423,969
Production costs excluding taxes	(126,916)	(124,154)	(127,900)
Exploration expenses	(23,418)	(18,851)	(19,821)
Depreciation, depletion and amortization	(128,297)	(134,007)	(115,648)
Taxes other than income taxes	(28,611)	(18,865)	(24,876)
Accretion expense	(4,557)	(4,905)	(5,294)
Income taxes	(22,084)	(9,369)	(24,085)
Results of operations from producing activities	137,382	29,134	106,345
Consolidated entities [member] | Other countries [member]
Revenue
Sales to third parties	40,695	30,855	50,611
Inter-segment sales	25,149	12,408	14,956
Revenue	65,844	43,263	65,567
Production costs excluding taxes	(12,177)	(9,605)	(11,011)
Exploration expenses	(830)	(482)	(954)
Depreciation, depletion and amortization	(29,417)	(15,953)	(24,792)
Taxes other than income taxes	(5,810)	(2,690)	(5,853)
Accretion expense	(139)	(202)	(231)
Income taxes	(11,210)	(5,340)	(11,729)
Results of operations from producing activities	6,261	8,991	10,997
Equity method investments [member]
Revenue
Results of operations from producing activities	1,904	(76)	3,253
Equity method investments [member] | Other countries [member]
Revenue
Results of operations from producing activities	¥ 1,904	¥ (76)	¥ 3,253